Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Financial Information by Segment

Year ended December 31, 2022	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,543.0	$154.4	$—	$1,697.4
Operating expense	309.2	44.2	—	353.4
Depreciation and amortization expense	327.5	51.6	—	379.1
General and administrative expense	76.6	33.5	(2.0)	108.1
Indemnity claim (income) under acquisition agreement	—	(21.3)	—	(21.3)
Operating lease expense	120.3	2.7	—	123.0
Loss (Gain) on sale	4.0	(0.3)	—	3.7
Interest income	(5.5)	(0.7)	(0.3)	(6.5)
Interest expense	219.4	16.7	(0.7)	235.4
Income tax expense	1.9	0.5	—	2.4

Year ended December 31, 2021	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,460.4	$186.2	$—	$1,646.6
Operating expense	289.3	61.7	—	351.0
Depreciation and amortization expense	307.9	58.8	—	366.7
General and administrative expense	49.9	25.7	3.6	79.2
Indemnity claim (income) under acquisition agreement	—	(42.4)	—	(42.4)
Operating lease expense	143.0	3.3	—	146.3
Gain on sale	(15.9)	(0.5)	—	(16.4)
Interest income	(0.3)	(2.8)	—	(3.1)
Interest expense	178.8	20.2	(1.9)	197.1
Income tax expense	0.8	32.2	—	33.0
4.    Segment reporting (continued):

	Year ended December 31, 2022	Year ended December 31, 2021
Containership leasing adjusted EBITDA	$1,036.9	$978.4
Mobile power generation adjusted EBITDA(1)	97.1	136.4
Total segment adjusted EBITDA	1,134.0	1,114.8
Eliminations and other	(1.4)	(1.4)
Depreciation and amortization expense	379.1	366.7
Interest income	(6.5)	(3.1)
Interest expense	235.4	197.1
Gain on derivative instruments	(120.6)	(14.1)
Loss on debt extinguishment	9.4	127.0
Other expenses	7.1	6.5
(Gain) Loss on contingent consideration asset	(0.9)	5.1
Loss on foreign currency repatriation	4.0	13.9
Loss (Gain) on sale	3.7	(16.4)
Consolidated net earnings before taxes	$624.7	$433.5
(1)The calculation of adjusted EBITDA does not include the Indemnity claim under acquisition agreement as an adjustment for the mobile power generation segment. Although the revenue reported for this segment is lower due to an injunction at one of the sites, the losses are recoverable through an indemnification agreement (note 3).

Total Assets	December 31, 2022	December 31, 2021
Containership Leasing	$10,584.2	$9,777.6
Mobile Power Generation	838.9	842.7
Elimination and Other	(120.7)	(50.7)
Total	$11,302.4	$10,569.6

Capital expenditures by segment	Year ended December 31, 2022	Year ended December 31, 2021
Containership leasing	$1,219.5	$1,679.4
Mobile power generation	20.2	29.9